Annual Total Returns - FidelitySAIInflation-FocusedFund-PRO - FidelitySAIInflation-FocusedFund-PRO - Fidelity SAI Inflation-Focused Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Jul. 18, 2023
Fidelity SAI Inflation-Focused Fund
Bar Chart Table:
Annual Return, Inception Date	Dec. 20, 2018
Annual Return 2019	9.84%
Annual Return 2020	1.46%
Annual Return 2021	32.59%
Annual Return 2022	9.10%
Annual Return 2023	(11.90%)